TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of taxes and amounts to be restituted to customers

	2021	2020
Current
ICMS	124	112
COFINS (1)	166	184
PIS/PASEP (1)	36	41
INSS	36	29
Others (2)	166	140
	528	506

Non-current
COFINS (1)	281	216
PIS/PASEP (1)	61	47
	342	263
	870	769

Amounts to be refunded to customers
Current
PIS/PASEP and COFINS	704	448
Non-current
PIS/PASEP and COFINS	2,319	3,570
	3,023	4,018

(1)	Includes Cofins and PIS/Pasep recognized in current liability includes the deferred taxes related to the interest revenue arising from the financing component in contract asset and to the revenue of construction and upgrade associated with the transmission concession contract, whose consideration will be received in at least twelve months after the reporting period. For more information, see Note 15.
(2)	This includes the withholding income tax on Interest on equity declared on June 29, 2021. This payment was made in July 2021, in accordance with the tax legislation.